STAFF COSTS - Additional Information (Details)				1 Months Ended		12 Months Ended
	Jan. 01, 2019 EquityInstruments	Jan. 01, 2018 USD ($)	Jan. 01, 2017 EquityInstruments	Dec. 31, 2019 tranche EquityInstruments	Nov. 30, 2019 EquityInstruments	Dec. 31, 2020 EquityInstruments kr / shares	Dec. 31, 2020 USD ($) EquityInstruments employee	Dec. 31, 2019 EquityInstruments kr / shares	Dec. 31, 2019 USD ($) EquityInstruments employee	Dec. 31, 2018 EquityInstruments kr / shares	Dec. 31, 2018 USD ($) EquityInstruments employee	Dec. 31, 2017 EquityInstruments	Dec. 31, 2016 EquityInstruments kr / shares
Disclosure Of Employee Benefits [Line Items]
Number of seafarers for which staff costs included in operating expenses | $							109		108		112
Number of seafarers on short term contracts | employee							1,474		1,510		1,594
Total wages for seafarers on short term contracts | $							$ 80,500,000		$ 79,500,000		$ 81,400,000
Number of RSUs granted							1,047,389		1,001,100		944,468
Long term incentive plan
Disclosure Of Employee Benefits [Line Items]
Number of RSUs granted							1,047,400		1,001,100		907,300
Number of RSUs outstanding as of date				2,228,300		2,187,500	2,187,500	2,228,300	2,228,300	2,719,100	2,719,100	2,611,200
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of RSUs | kr / shares						kr 69.9		kr 49.7		kr 53.7
Average remaining contractual life							1 year 6 months		1 year 6 months		1 year 1 month 6 days	1 year 3 months 18 days
Key management personnel of entity or parent
Disclosure Of Employee Benefits [Line Items]
Aggregate compensation paid | $							$ 2,054,424		$ 1,736,750		$ 2,186,679
Aggregate compensation paid for pensions | $							$ 126,726		$ 115,880		125,959
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of RSUs		3 years
Chief executive officer | Long term incentive plan
Disclosure Of Employee Benefits [Line Items]
Number of one fifth units vested in share-based payment arrangement.	255,345	255,345	255,345
Number of Tranches | tranche				2
Number of RSUs granted													1,276,725
Vesting percentage of RSU grant							100.00%
Value of RSUs grant | $											$ 900,000
Market value of one share | kr / shares						49.5							kr 96.3
Percentage of non-vested RSU							60.00%
Exercise price per share | kr / shares						kr 53.7
Average strike price				90 days
Percentage of premium on average price to determine exercise price				15.00%			15.00%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise period of RSUs				360 days
Chief executive officer | Long term incentive plan | Tranches One [Member]
Disclosure Of Employee Benefits [Line Items]
Number of RSUs granted				255,200
Chief executive officer | Long term incentive plan | Tranches Two [Member]
Disclosure Of Employee Benefits [Line Items]
Number of RSUs granted				255,200
Chief executive officer | Long term incentive plan | First Vesting over Three Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of RSUs				3 years
Chief executive officer | Long term incentive plan | Second Vesting over Three years [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of RSUs				3 years
Executive Director [Member] | Long term incentive plan
Disclosure Of Employee Benefits [Line Items]
Number of one fifth units vested in share-based payment arrangement.					255,345